SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSOn December 6, 2024, the Company acquired 100% of the issued and outstanding shares of Motif Labs Ltd. (“Motif”), a Canadian leader in the vape and infused pre-roll categories backed by a portfolio of strong owned brands, for upfront consideration of $90 million, consisting of $50 million in cash and $40 million of the Company's common shares priced based on the 30 day trading volume-weighted average price ("VWAP") of $2.3210. In addition, Motif shareholders are entitled to receive an additional contingent consideration of $10 million payable in Company's common shares (“Contingent Consideration”), conditional on the Company achieving a price per share exceeding $3.2203 per share, based on the rolling 30-trading day VWAP on the Toronto Stock Exchange, within 12 months of the date of the transaction. The Contingent Consideration shall be priced at $3.22031 per share. The Company believes that this acquisition will bring economies of scale and by leveraging the combined competitive advantages and respective market positions, the Company will continue to grow in Canada and internationally.